Significant Accounting Policies - Non-controlling interests (Details)	12 Months Ended
Dec. 31, 2017 item
Significant Accounting Policies
GasLog Partner common units not directly or indirectly held by GasLog	31,017,405
Available cash percentage the Partnership is required to distribute	100.00%
Number of days after the quarter cash distributed to partners	45 days